Fair Value Fair Value by Balance Sheet Grouping (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 3,496.6		$ 3,469.6
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	3,412.5		3,445.8
Notes Payable, Other Payables [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	15.4	[1],[2]	30.3	[1],[2]
Notes Payable, Other Payables [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	14.6	[1],[2]	28.2	[1],[2]
March 2013 Notes [Member] | Secured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt			83.1	[3]
March 2013 Notes [Member] | Secured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt			80.9	[3]
March 2013 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	81.7	[3]
March 2013 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	80.6	[3]
March 2016 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	0	[3]	318.7	[3]
March 2016 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	0	[3]	299.2	[3]
March 2019 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	376.6	[3]	0	[3]
March 2019 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	349.7	[3]	0	[3]
March 2020 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	356.3	[3]	0	[3]
March 2020 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	347.1	[3]	0	[3]
March 2022 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	434.0	[3]	0	[3]
March 2022 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	399.3	[3]	0	[3]
March 2023 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	357.7	[3]	0	[3]
March 2023 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	346.3	[3]	0	[3]
Term loan facilities [Member] | Secured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt			2,223.1	[1]
Term loan facilities [Member] | Secured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt			2,223.1	[1]
Term loan facilities [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	1,222.6	[1]
Term loan facilities [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	1,222.6	[1]
Revolving credit and swing facilities [Member] | Line of Credit [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	242.3	[1]	238.0	[1]
Revolving credit and swing facilities [Member] | Line of Credit [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	242.3	[1]	238.0	[1]
Receivables-backed financing facility [Member] | Secured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	410.0	[1]	559.0	[1]
Receivables-backed financing facility [Member] | Secured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	410.0	[1]	559.0	[1]
Industrial development revenue bonds [Member] | Secured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	0	[1]	17.4	[1]
Industrial development revenue bonds [Member] | Secured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 0	[1]	$ 17.4	[1]

[1]	Fair value approximates the carrying amount as the variable interest rates reprice frequently at observable current market rates. As such, fair value is categorized as level 2 within the fair value hierarchy.
[2]	Fair value for certain debt is estimated based on the discounted value of future cash flows using observable current market interest rates offered for debt of similar credit risk and maturity. As such, fair value is categorized as level 2 within the fair value hierarchy.
[3]	Fair value is categorized as level 2 within the fair value hierarchy since the notes trade infrequently. Fair value is based on quoted market prices.